Interests in Subsidiaries, Associates and Others - Summary of Investments in Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of joint ventures [line items]
Carrying amount of investments in joint ventures	¥ 156,930	¥ 145,025
Net profit or loss	257,579	212,210	¥ 154,483
Other comprehensive income	(172,464)	99,548	104,977
Joint ventures [member]
Disclosure of joint ventures [line items]
Net profit or loss	36,975	27,458	14,495
Other comprehensive income	(6,030)	2,793	(1,108)
Total	¥ 30,944	¥ 30,251	¥ 13,386